Expense Example - SelectPortfoliosGroup10-UtilitiesSector-PRO - SelectPortfoliosGroup10-UtilitiesSector-PRO - Select Utilities Portfolio - Select Utilities Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918